Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Net income	$ 54	$ 183	$ 78
Weighted average number of equity shares outstanding (in shares)	274,000,000	266,000,000	264,000,000
Basic earnings per share (in dollars per share)	$ 0.20	$ 0.69	$ 0.30
Diluted earnings per share [abstract]
Net income	$ 54	$ 183	$ 78
After-tax impact of provisions for written put options	(3)	0	0
Fully diluted net income	$ 51	$ 183	$ 78
Weighted average number of equity shares outstanding (in shares)	274,000,000	266,000,000	264,000,000
Dilutive effect of share-based compensation (in shares)	3,000,000	4,000,000	3,000,000
Dilutive effect of provisions for written put options (in shares)	9,000,000	0	0
Diluted total weighted average number of common shares outstanding (in shares)	286,000,000	270,000,000	267,000,000
Diluted earnings per share (in dollars per share)	$ 0.18	$ 0.68	$ 0.29
Antidilutive awards (in shares)	440,201	0	0